Income Taxes (Reconciliation of Statutory Tax Rate and Effective Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of Effective Income Tax Rate [Line Items]
Statutory tax rate	31.50%	31.50%	31.70%
Non-deductible expenses	0.70%	0.80%	2.30%
Income tax credits	(1.60%)	(0.60%)	(2.90%)
Change in statutory tax rate and law	(0.30%)	(1.20%)	0.30%
Change in valuation allowances (other than the reversal of Sony Americas Holding Inc. ("SAHI") and its U.S. consolidated tax filing group below)	2.30%	(5.20%)	7.30%
The reversal of valuation allowances of SAHI and its U.S. consolidated tax filing group	(15.30%)
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(0.10%)	(0.80%)	(1.40%)
Lower tax rate applied to life and non-life insurance business in Japan	(0.50%)	(0.80%)	(2.20%)
Foreign income tax differential	(6.40%)	(2.60%)	(3.00%)
Adjustments to tax reserves	(0.30%)	(0.80%)	(1.10%)
Effect of equity in net income of affiliated companies	0.00%	0.00%	0.00%
The remeasurement gain for the equity interest in EMI	(2.40%)
Other	(3.10%)	1.40%	3.30%
Effective income tax rate	4.50%	21.70%	49.30%
Pictures
Reconciliation of Effective Income Tax Rate [Line Items]
Impairment of goodwill in the Pictures segment			15.00%